Note 9 - Income Taxes - Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
U.S. federal statutory rate applied to pretax loss	$ (497,833)	$ (537,620)
Permanent differences	278	549
Research and development credits	(47,053)	(53,884)
Change in valuation allowance	544,308	590,955
Reported income tax expense	$ 0	$ 0